Variable Interest Entities (Details) - Equity interest attributable to third party investors in New Ocean - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Non-controlling interest in consolidated subsidiaries	$ 71.2	$ 70.5	$ 58.4
Variable Interest Entity, Consolidated, Carrying Amount, Assets	178.5	175.8	139.9
New Ocean Capital Management Ltd
Variable Interest Entity [Line Items]
Non-controlling interest in consolidated subsidiaries	$ 0.7	$ 0.4	$ 0.2